Goodwill - Schedule of Key Estimates Used for the Fair Value (Details)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Revenue growth rate
Revenue growth rate
Mozambique [Member]
Revenue growth rate
Revenue growth rate	3.00%
Terminal growth rate
Terminal growth rate	6.00%
Discount rate
Discount rate	36.00%
Portugal [Member]
Revenue growth rate
Revenue growth rate	19.00%	16.00%
Terminal growth rate
Terminal growth rate	2.00%	2.00%
Discount rate
Discount rate	16.00%	16.00%
Spain [Member]
Revenue growth rate
Revenue growth rate	23.00%	19.00%
Terminal growth rate
Terminal growth rate	2.00%	2.00%
Discount rate
Discount rate	16.00%	16.00%
Karooooo Logistics [Member]
Revenue growth rate
Revenue growth rate	4.00%	27.00%
Terminal growth rate
Terminal growth rate	5.00%	5.00%
Discount rate
Discount rate	39.00%	35.00%